Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions
Related Party Transactions

Note 10. Related Party Transactions

        The Company pays a quarterly management fee plus travel and miscellaneous expenses, if any, to Avista Capital Partners (the majority unit holder of the Parent). Such management fee is $0.4 million per quarter. The Company paid $0.4 million and $0.4 million for the three months ended March 31, 2014 and 2013, respectively.

        From time to time, the Company makes payments, primarily relating to income taxes, on behalf of the Parent and its Subsidiaries. As of March 31, 2014 and December 31, 2013, the receivable from the Parent and its Subsidiaries amounted to $0.3 million and $0.3 million, respectively.

19. Related Party Transactions

        The Company pays a quarterly management fee plus travel and miscellaneous expenses, if any to Avista Capital Partners (the majority unit holder of the Parent). Such management fee was $0.3 million per quarter prior to July 2012, when the management fee increased to $0.4 million per quarter. Such fee paid by the Company for the years ended December 31, 2013, 2012 and 2011 amounted to $1.7 million, $1.4 million and $1.1million, respectively.

        From time to time, the Company makes payments, primarily relating to income taxes, on behalf of the Parent and Members. As of December 31, 2013 and 2012, the receivable from the Parent and Members amounted to $0.3 million and $0.1 million, respectively.

        In conjunction with the capital contribution on July 17, 2012 (note 16) by affiliates of Avista Capital Partners, the Company paid $6.0 million of commitment fees to Avista Capital Partners.